American Funds Preservation Portfolio (SM)
American Funds Preservation Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Preservation Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30%	1.00%	1.00%	0.25%	none	0.20%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.17%	0.18%	0.17%	0.18%	0.18%	0.27%	0.27%	0.27%	0.23%	0.28%	0.18%	0.46%	0.26%	0.17%	0.12%	0.10%
Acquired (underlying) fund fees and expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses	0.88%	1.59%	1.58%	0.84%	0.59%	0.88%	1.68%	1.68%	1.14%	0.69%	1.59%	1.62%	1.17%	0.83%	0.53%	0.51%
Fee waiver and/or expense reimbursement3	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.15%	0.12%	0.12%	0.12%	0.13%	0.12%	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%	1.47%	1.46%	0.72%	0.47%	0.76%	1.56%	1.56%	1.02%	0.54%	1.47%	1.50%	1.05%	0.70%	0.41%	0.40%

Example
Expense Example American Funds Preservation Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	326	512	714	1,296
Class B	650	890	1,054	1,688
Class C	249	487	849	1,868
Class F-1	74	256	454	1,026
Class F-2	48	177	317	726
Class 529-A	346	551	772	1,400
Class 529-B	678	957	1,158	1,865
Class 529-C	278	557	958	2,076
Class 529-E	124	389	674	1,478
Class 529-F-1	75	245	428	950
Class R-1	150	490	854	1,879
Class R-2	153	499	870	1,912
Class R-3	107	360	632	1,410
Class R-4	72	252	448	1,013
Class R-5	42	158	284	653
Class R-6	41	152	274	630

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Preservation Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	150	490	854	1,688
Class C	149	487	849	1,868
Class 529-B	178	557	958	1,865
Class 529-C	178	557	958	2,076